SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 15, 2025	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025
Property, Plant, and Equipment [Line Items]
Accumulated deficit		$ 111,522,000			$ 4,372,000			$ 111,522,000	$ 4,372,000	$ 106,386,000	$ 99,712,000
Cash flows from operations								(5,665,000)	2,208,000	610,000	(4,798,000)
Net loss		3,175,000	$ (601,000)	$ 2,562,000	$ 1,939,000	$ 1,887,000	$ 1,669,000	5,136,000	5,495,000	6,674,000	8,333,000
Cash balance	$ 3,175,000	372,000						372,000		1,334,000	643,000	$ 1,100,000
Credit facility forecasted gross										3,800,000
Proceeds from private placement	$ 652,000							3,200,000		5,000,000.0
Cash		$ 372,000						372,000		1,334,000	643,000
Cash equivalents										0	0
Accounts receivable allowance for credit losses										68,000	55,000
Obsolete inventory								$ 86,000	$ 592,000	534,000	490,000
Net of inventory obsolescence write down										1,551,000	2,677,000
Warranty liability										3,377,000	3,018,000
Impairment of long-lived assets										0	0
Unrecognized tax benefits										$ 0	$ 0
Weighted average number of common shares outstanding - basic		21,340,371			16,684,320			19,289,746	16,683,074	16,717,761	16,548,533
Weighted average number of common shares outstanding - diluted		21,340,371			16,684,320			19,289,746	16,683,074	16,717,761	16,548,533
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives										3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives										5 years
Gibraltar Business Capital [Member]
Property, Plant, and Equipment [Line Items]
Cash balance		$ 10,300,000						$ 10,300,000				$ 6,700,000